Cost of sales - Disclosure major items of cost of sales (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Cost of Goods Sold And Services Rendered [Abstract]
Personnel expenses	₨ 2,873,767	₨ 2,859,329	₨ 2,407,234
Network Costs	9,031,884	7,869,407	6,837,956
Cost of Hardware / Software	4,418,906	4,326,509	5,134,730
Power Costs	5,592,613	4,623,020	4,283,215
Total Amount Cost Of Sales	₨ 21,917,170	₨ 19,678,265	₨ 18,663,135